Business Combination - Acquisition of Coretherapix - Terms of acquisition (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2015 EUR (€)	Mar. 31, 2017 EUR (€)	Jul. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Business combination
Number of product development routes | item	9
Coretherapix
Business combination
Total acquisition related transaction costs		€ 300
Number of product development routes | item	9
Number of options considered under the decision tree | item	2
Number of years in Phase II Pivotal trial that ends at YE 2020	3 years
Number of years of market approval process that ends at YE 2022	2 years
Number of years in Phase II b trial that ends at YE 2020	3 years
Number of years in Phase III trial that ends at YE 2023	3 years
Number of years of market approval process that ends at FY 2025	2 years
Annual discount rate (as a percent)	15.00%
Coretherapix | Minimum
Business combination
Range evaluated for market penetration	20.00%
Price range of the products	€ 8
Coretherapix | Maximum
Business combination
Range evaluated for market penetration	40.00%
Price range of the products	€ 16
Coretherapix | Contribution Agreement
Business combination
Amount of net sales at which sales milestones start	150,000
Amount of net sales above which last amount is payable	750,000
European Union and CNIC | Coretherapix
Business combination
Amount receivable from counterparties, included in other current assets acquired						€ 600
Spanish Tax Authorities | Coretherapix
Business combination
Amount receivable from counterparties, included in other current assets acquired					€ 500
Genetrix S.L | Contribution Agreement
Business combination
Amount of new ordinary shares to be received by the sole shareholder depending on the results of the clinical trial			€ 5,000	€ 15,000
Additional amount receivable	245,000
Amount of milestone payment receivable per additional product reaching the market	€ 25,000